DEBT - Debt Restrictions Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2015	Jul. 31, 2013
Debt Disclosure [Abstract]
Restrictive covenants, minimum amount of cash and cash equivalents	$ 50.0
Line of Credit | Secured debt | $1.125 billion newbuild facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,125.0	$ 1,125.0